SUBSEQUENT EVENTS (Details) € in Millions	Jul. 15, 2020 EUR (€) credit_facility	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		€ 2,536	€ 2,361
Entering Into New Credit Facilities | Constellium Singen GmbH and Constellium Singen Rolled Products | Guaranteed Credit Facilities | German State
Disclosure of non-adjusting events after reporting period [line items]
Number of credit facilities | credit_facility	2
Borrowings	€ 50
Percentage of principal outstanding amount guaranteed	80.00%